Earning (Loss) Per Share (Tables)	12 Months Ended
Mar. 31, 2025
Earning (Loss) Per Share [Abstract]
Schedule of Earnings (Loss) Per Share
	For the years ended March 31,
	2025	2024	2023

Earning (loss) per share – basic and diluted:
Numerator:
Net income (loss) attributable to the Company’s shareholders	$5,587,625	$(1,373,504)	$1,986,119
Denominator:
Weighted average number of ordinary shares outstanding	107,184,280	105,013,283	104,972,026

Earning (loss) per ordinary share – basic and diluted	$0.05	$(0.01)	$0.02

Schedule of Ordinary Shares Equivalents Were Excluded from the Computation to Eliminate Any Antidilutive Effect

The following ordinary shares equivalents were excluded from the computation to eliminate any antidilutive effect:

	As of	As of	As of
	March 31, 2025	March 31, 2024	March 31, 2023
Warrant (1)	16,500,000	-	-
Ordinary shares placed in escrow (2)	4,328,394	-	-

(1)	For the years ended March 31, 2025, 2024, and 2023, the Company had the 16,500,000, 0, and 0 shares of warrants, respectively, outstanding which were not included in the calculation of diluted net (income) loss per ordinary share because inclusion thereof would be anti-dilutive

(2)	For the years ended March 31, 2025, 2024, and 2023, the Company had 4,328,394, 0, and 0 ordinary shares, respectively, held in escrow. The Company has determined that these shares are non-participating securities in accordance with ASC 260, as they are not entitled to dividends or other rights until certain milestones are met. As such, these shares are excluded from the calculation of basic and diluted earnings (loss) per share for the respective periods.